Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	As of March 31,	As of March 31,
	2022	2021
Land use right, cost	$910,808	$879,886
Customer relationship (Note 14)	8,822,973	-
Trademark	11,027	-
Software, cost	1,127,710	1,084,858
Total	10,872,518	1,964,744
Less: accumulated amortization	(771,113)	(132,645)
Intangible assets, net	$10,101,405	$1,832,099

Schedule of estimated future amortization expense
Years ending March 31,	Amortization expense
2023	$1,897,000
2024	1,897,000
2025	1,897,000
2026	1,897,000
2027	1,897,000
Thereafter	616,405
$10,101,405